UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-02021

DWS Securities Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2013

ITEM 1.	REPORT TO STOCKHOLDERS

JUNE 30, 2013 Semiannual Report to Shareholders

DWS RREEF Global Real Estate Securities Fund

Contents
4 Letter to Shareholders
5 Performance Summary
7 Portfolio Management Team
7 Portfolio Summary
10 Investment Portfolio
16 Statement of Assets and Liabilities
18 Statement of Operations
19 Statement of Changes in Net Assets
20 Financial Highlights
24 Notes to Financial Statements
34 Information About Your Fund's Expenses
36 Summary of Management Fee Evaluation by Independent Fee Consultant
40 Account Management Resources
42 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Investor:

The first half of 2013 brought welcome evidence that the U.S. economic recovery is gaining traction. Consumer confidence reached its highest level since 2007, U.S. stock market indexes marked a series of record highs and the housing market continues its recovery.

According to Asoka Wohrmann, co-chief investment officer for Deutsche Asset & Wealth Management, "The revival of the employment market, good asset performance with rising home and share prices, and an expansive monetary policy gives further growth momentum to the real economy. Accordingly, U.S. economic growth could accelerate in the coming months."

Nevertheless, concerns about the European and emerging-market economies persist. Closer to home, the outlook remains guarded when it comes to the eventual end of government intervention in the bond market and the full effects of reduced government spending on employment.

Where does this leave you? That depends on a variety of factors, including your overall portfolio allocation. Given the uncertainties in today's bond and stock markets, it may be time for a thoughtful evaluation of your strategy.

Talk with a trusted advisor to determine whether any adjustments may be in order, given your specific objectives and risk tolerance. We believe even the most sophisticated investor can benefit from the assistance of a trusted, objective financial professional.

Remember that Deutsche Asset & Wealth Management gives you access to Deutsche Bank's global network of economists, analysts and investment professionals. Insights are always at your fingertips at dws-investments.com.

Best regards,

Douglas Beck, CFA President, DWS Funds

Performance Summary June 30, 2013 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 6/30/13
Unadjusted for Sales Charge	1.52%	13.75%	3.14%	1.82%
Adjusted for the Maximum Sales Charge (max 5.75% load)	-4.32%	7.21%	1.92%	0.96%
MSCI World Index†	8.43%	18.58%	2.70%	3.37%
FTSE EPRA/NAREIT Developed Index††	2.02%	13.50%	3.82%	2.66%
Class C	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 6/30/13
Unadjusted for Sales Charge	1.14%	12.93%	2.27%	0.96%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	0.14%	12.93%	2.27%	0.96%
MSCI World Index†	8.43%	18.58%	2.70%	3.37%
FTSE EPRA/NAREIT Developed Index††	2.02%	13.50%	3.82%	2.66%
Class S	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 6/30/13
No Sales Charges	1.51%	13.99%	3.40%	2.06%
MSCI World Index†	8.43%	18.58%	2.70%	3.37%
FTSE EPRA/NAREIT Developed Index††	2.02%	13.50%	3.82%	2.66%
Institutional Class	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 6/30/13
No Sales Charges	1.64%	14.19%	3.54%	2.17%
MSCI World Index†	8.43%	18.58%	2.70%	3.37%
FTSE EPRA/NAREIT Developed Index††	2.02%	13.50%	3.82%	2.66%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2013 are 1.56%, 2.35%, 1.37% and 1.20% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended June 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on July 5, 2006. The performance shown for the index is for the time period of June 30, 2006 through June 30, 2013, which is based on the performance period of the life of the Fund.

† The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 24 developed market country indices. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

†† The FTSE EPRA/NAREIT Developed Index is an unmanaged, market-weighted index designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate. The index is designed to reflect the stock performance of companies engaged in specific aspects of major world real estate markets/regions. The index is calculated using closing market prices and translates into U.S. dollars using Reuters closing price.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class
Net Asset Value
6/30/13	$8.19	$8.20	$8.21	$8.19
12/31/12	$8.09	$8.13	$8.11	$8.08
Distribution Information as of 6/30/13
Income Dividends, Six Months	$.02	$.02	$.02	$.02

Portfolio Management Team

John F. Robertson, CFA, Managing Director

Lead Portfolio Manager of the fund. Joined the fund in 2006.

• Joined RREEF in 1997, Deutsche Asset & Wealth Management in 2002; previously was an Assistant Vice President of Lincoln Investment Management responsible for REIT research.

• Global Head of RREEF Real Estate Securities with over 20 years of investment industry experience.

• BA, Wabash College; MBA, Indiana University.

Daniel Ekins, Managing Director

Portfolio Manager of the fund. Joined the fund in 2006.

• Joined RREEF in 1997, Deutsche Asset & Wealth Management in 2002.

• Over 25 years of investment industry experience.

• BS, University of South Australia.

John Hammond, Managing Director

Portfolio Manager of the fund. Joined the fund in 2006.

• Joined RREEF and Deutsche Asset & Wealth Management in 2004; previously was Director at Schroder Property Investment Management and Director at Henderson Global Investors.

• Over 19 years of investment industry experience.

• BSc, University of Reading, UK.

John W. Vojticek, Managing Director

Portfolio Manager of the fund. Joined the fund in 2006.

• Joined RREEF and Deutsche Asset & Wealth Management in 2004; previously worked as Principal at KG Redding and Associates, March 2004-September 2004, and Managing Director of RREEF from 1996-March 2004, and Deutsche Asset Management from 2002-March 2004.

• Chief Investment Officer of RREEF Real Estate Securities with over 15 years of investment industry experience.

• BS, University of Southern California.

Jerry W. Ehlinger, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2010.

• Joined RREEF and Deutsche Asset & Wealth Management in 2004; previously has worked as a Senior Vice President at Heitman Real Estate Investment Management from 2000-2004.

• Prior to that, Senior Research Associate at Morgan Stanley Asset Management from 1996-2000.

• Over 15 years of investment industry experience.

• BA, University of Wisconsin — Whitewater; MS, University of Wisconsin — Madison.

Chris Robinson, Director

Portfolio Manager of the fund. Joined the fund in 2012.

• Joined RREEF and Deutsche Asset & Wealth Management in 2003; previously served as a real estate equities research analyst at ING Investment Management.

• Over 15 years of investment industry experience.

• BS, The Australian Catholic University.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at June 30, 2013 (27.7% of Net Assets)	Country	Percent
1. Simon Property Group, Inc. Owner and operator of regional shopping malls	United States	5.1%
2. Mitsubishi Estate Co., Ltd. Owner and developer of residential and office properties	Japan	3.8%
3. AvalonBay Communities, Inc. Self-managed, multi-family real estate investment trust	United States	2.7%
4. Mitsui Fudosan Co., Ltd. Builds, sells, leases and manages real estate properties	Japan	2.7%
5. Public Storage Owner and operator of personal and business mini-warehouses	United States	2.6%
6. Ventas, Inc. Owns and leases long-term health care facilities	United States	2.5%
7. Westfield Group Invests in leases and manages shopping centers	Australia	2.4%
8. Sun Hung Kai Properties Ltd. Specializes in premium-quality residential and commercial projects for sale and investment	Hong Kong	2.1%
9. Boston Properties, Inc. Developer of commercial and industrial real estate	United States	1.9%
10. Unibail-Rodamco SE Investor and developer of real estate investments	France	1.9%
Portfolio holdings and characteristics are subject to change.
For more complete details about the fund's investment portfolio, see page 10. A quarterly Fact Sheet is available on www.dws-investments.com or upon request. Please see the Account Management Resources section on page 40 for contact information.

Investment Portfolio as of June 30, 2013 (Unaudited)
	Shares	Value ($)

Common Stocks 99.2%
Australia 7.1%
BGP Holdings PLC*	11,394,023	0
Commonwealth Property Office Fund	1,753,611	1,760,579
Dexus Property Group	6,468,951	6,289,271
Federation Centres Ltd.	2,755,012	5,952,893
Goodman Group	1,714,154	7,597,182
GPT Group	668,068	2,338,145
Mirvac Group (Units)	2,180,616	3,176,694
Stockland (Units)	2,670,097	8,456,037
Westfield Group (Units)	2,115,130	22,063,896
Westfield Retail Trust	2,775,594	7,834,506
(Cost $65,014,459)		65,469,203
Austria 0.2%
Conwert Immobilien Invest SE (Cost $1,601,911)	142,000	1,403,591
Canada 3.8%
Allied Properties Real Estate Investment Trust	368,790	11,224,654
Boardwalk Real Estate Investment Trust	82,031	4,546,531
Chartwell Retirement Residences (a)	738,295	6,886,635
First Capital Realty, Inc.	212,170	3,601,060
RioCan Real Estate Investment Trust	338,788	8,140,318
(Cost $37,862,840)		34,399,198
Channel Islands 0.4%
Camper & Nicholsons Marina Investments Ltd.*	1,550,000	200,385
LXB Retail Properties PLC*	2,160,000	3,792,747
(Cost $5,677,404)		3,993,132
China 0.5%
Country Garden Holdings Co., Ltd. (Cost $3,794,359)	8,942,449	4,587,501
Finland 0.4%
Sponda Oyj (Cost $3,572,067)	721,000	3,388,712
France 3.4%
Fonciere des Regions	28,000	2,099,372
Gecina SA	46,000	5,065,380
Klepierre	166,500	6,562,422
Unibail-Rodamco SE (b)	11,100	2,586,247
Unibail-Rodamco SE (b)	64,000	14,839,807
(Cost $29,291,019)		31,153,228
Germany 1.6%
Alstria Office REIT-AG*	65,000	710,605
Deutsche Euroshop AG	120,000	4,773,235
Deutsche Wohnen AG (Bearer)	163,000	2,765,916
DIC Asset AG (a)	294,000	2,918,452
LEG Immobilien AG*	66,000	3,430,819
(Cost $15,245,209)		14,599,027
Hong Kong 8.7%
Hang Lung Properties Ltd.	2,338,000	8,117,071
Henderson Land Development Co., Ltd.	1,158,000	6,881,832
Hongkong Land Holdings Ltd.	1,408,000	9,644,386
Link REIT	1,888,500	9,231,318
New World Development Co., Ltd.	3,995,000	5,493,256
Shimao Property Holdings Ltd.	2,263,000	4,451,791
Sino Land Co., Ltd.	2,194,000	3,056,034
Sun Hung Kai Properties Ltd.	1,502,000	19,311,308
Swire Properties Ltd.	489,000	1,445,974
Wharf Holdings Ltd.	1,493,000	12,430,506
(Cost $77,756,608)		80,063,476
Japan 14.0%
Activia Properties, Inc.	41	323,163
Advance Residence Investment Corp.	660	1,430,371
AEON Mall Co., Ltd.	22,800	564,907
Frontier Real Estate Investment Corp.	204	1,873,721
Global One Real Estate Investment Corp.	305	1,774,108
GLP J-REIT	1,317	1,288,110
Japan Hotel REIT Investment Corp.	4,355	1,646,736
Japan Real Estate Investment Corp.	505	5,644,174
Japan Retail Fund Investment Corp.	802	1,670,021
Mitsubishi Estate Co., Ltd.	1,296,000	34,516,211
Mitsui Fudosan Co., Ltd.	826,000	24,298,316
Mori Hills REIT Investment Corp.	415	2,586,365
Nippon Accommodations Fund, Inc.	620	4,060,277
Nippon Building Fund, Inc.	869	10,070,329
Nippon Prologis REIT, Inc.	444	3,869,187
Nomura Real Estate Office Fund, Inc.	718	3,149,365
NTT Urban Development Corp.	4,570	5,613,218
Premier Investment Corp.	453	1,741,773
Sumitomo Realty & Development Co., Ltd.	434,000	17,309,418
Tokyo Tatemono Co., Ltd.	621,000	5,172,966
(Cost $101,715,680)		128,602,736
Netherlands 0.3%
Corio NV (Cost $2,738,125)	59,000	2,339,343
Norway 0.5%
Norwegian Property ASA (Cost $5,897,391)	3,226,056	4,085,970
Singapore 3.9%
Ascendas Real Estate Investment Trust	2,213,000	3,893,136
CapitaCommercial Trust	4,045,000	4,674,858
CapitaLand Ltd.	3,423,500	8,269,512
CapitaMall Trust	982,000	1,545,506
CapitaMalls Asia Ltd.	3,059,000	4,382,489
Global Logistic Properties Ltd.	4,130,000	8,909,663
Suntec Real Estate Investment Trust	3,284,000	4,080,373
(Cost $33,451,793)		35,755,537
Sweden 0.9%
Castellum AB	345,000	4,670,402
Fabege AB	393,700	3,859,936
(Cost $8,470,096)		8,530,338
Switzerland 0.7%
PSP Swiss Property AG (Registered)* (Cost $6,525,189)	72,750	6,292,319
United Kingdom 4.9%
British Land Co. PLC	1,260,000	10,841,283
Derwent London PLC	141,000	4,928,646
Great Portland Estates PLC	695,000	5,614,088
Hammerson PLC	963,000	7,162,311
Land Securities Group PLC	601,509	8,046,167
Quintain Estates & Development PLC*	761,000	902,142
Safestore Holdings PLC	863,800	1,631,567
Shaftesbury PLC	106,904	967,097
St. Modwen Properties PLC	231,000	952,049
UNITE Group PLC	610,000	3,368,525
Workspace Group PLC	150,000	882,287
(Cost $41,198,334)		45,296,162
United States 47.9%
Acadia Realty Trust (REIT) (a)	211,834	5,230,181
Alexander's, Inc. (REIT)	8,316	2,442,492
American Assets Trust, Inc. (REIT)	82,261	2,538,574
American Campus Communities, Inc. (REIT) (a)	283,048	11,508,732
Associated Estates Realty Corp. (REIT) (a)	88,873	1,429,078
AvalonBay Communities, Inc. (REIT)	183,543	24,761,786
Boston Properties, Inc. (REIT)	165,580	17,463,723
BRE Properties, Inc. (REIT)	6,202	310,224
Brookfield Office Properties, Inc. (a)	371,715	6,181,701
Camden Property Trust (REIT) (a)	156,493	10,819,926
CBL & Associates Properties, Inc. (REIT)	316,254	6,774,161
Colonial Properties Trust (REIT)	65,359	1,576,459
DCT Industrial Trust, Inc. (REIT)	856,796	6,126,091
DDR Corp. (REIT) (a)	202,369	3,369,444
DiamondRock Hospitality Co. (REIT)	702,856	6,550,618
Digital Realty Trust, Inc. (REIT) (a)	141,254	8,616,494
Douglas Emmett, Inc. (REIT)	498,615	12,440,444
Duke Realty Corp. (REIT) (a)	614,567	9,581,100
DuPont Fabros Technology, Inc. (REIT)	478,692	11,560,412
Education Realty Trust, Inc. (REIT)	137,503	1,406,656
Equity Residential (REIT)	234,085	13,590,975
Federal Realty Investment Trust (REIT)	101,511	10,524,661
Glimcher Realty Trust (REIT) (a)	915,021	9,992,029
Health Care REIT, Inc. (REIT) (a)	203,376	13,632,293
Healthcare Realty Trust, Inc. (REIT)	427,200	10,893,600
Home Properties, Inc. (REIT)	16,191	1,058,406
Host Hotels & Resorts, Inc. (REIT) (a)	184,226	3,107,893
LaSalle Hotel Properties (REIT) (a)	319,334	7,887,550
Liberty Property Trust (REIT) (a)	201,070	7,431,547
LTC Properties, Inc. (REIT)	101,274	3,954,750
Medical Properties Trust, Inc. (REIT) (a)	151,317	2,166,859
Pebblebrook Hotel Trust (REIT)	106,900	2,763,365
Post Properties, Inc. (REIT)	211,932	10,488,515
Prologis, Inc. (REIT)	413,310	15,590,053
Public Storage (REIT)	155,037	23,771,823
Regency Centers Corp. (REIT) (a)	268,198	13,627,140
Select Income REIT (REIT)	217,606	6,101,672
Simon Property Group, Inc. (REIT)	298,899	47,202,130
Spirit Realty Capital, Inc. (REIT)	271,709	4,814,684
Sunstone Hotel Investors, Inc. (REIT)*	669,474	8,087,246
Taubman Centers, Inc. (REIT)	171,874	12,916,331
UDR, Inc. (REIT) (a)	462,140	11,779,949
Ventas, Inc. (REIT)	332,966	23,127,818
Vornado Realty Trust (REIT)	208,256	17,254,010
Weingarten Realty Investors (REIT)	210,010	6,462,008
(Cost $408,179,751)		438,915,603
Total Common Stocks (Cost $847,992,235)		908,875,076

Rights 0.0%
Hong Kong
New World Development Co., Ltd.* (Cost $0)	49,938	0

Securities Lending Collateral 6.2%
Daily Assets Fund Institutional, 0.10% (c) (d) (Cost $56,535,486)	56,535,486	56,535,486

Cash Equivalents 0.7%
Central Cash Management Fund, 0.07% (c) (Cost $6,644,790)	6,644,790	6,644,790

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $911,172,511)†	106.1	972,055,352
Other Assets and Liabilities, Net (a)	(6.1)	(55,684,857)
Net Assets	100.0	916,370,495

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.

* Non-income producing security.

† The cost for federal income tax purposes was $959,392,542. At June 30, 2013, net unrealized appreciation for all securities based on tax cost was $12,662,810. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $85,944,127 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $73,281,317.

(a) All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net is a pending sale, that is also on loan (see Notes to Financial Statements). The value of securities loaned at June 30, 2013 amounted to $54,498,593, which is 5.9% of net assets.

(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks and Rights
Australia	$—	$65,469,203	$0	$65,469,203
Austria	—	1,403,591	—	1,403,591
Canada	34,399,198	—	—	34,399,198
Channel Islands	—	3,993,132	—	3,993,132
China	—	4,587,501	—	4,587,501
Finland	—	3,388,712	—	3,388,712
France	—	31,153,228	—	31,153,228
Germany	—	14,599,027	—	14,599,027
Hong Kong	—	80,063,476	0	80,063,476
Japan	—	128,602,736	—	128,602,736
Netherlands	—	2,339,343	—	2,339,343
Norway	—	4,085,970	—	4,085,970
Singapore	—	35,755,537	—	35,755,537
Sweden	—	8,530,338	—	8,530,338
Switzerland	—	6,292,319	—	6,292,319
United Kingdom	—	45,296,162	—	45,296,162
United States	438,915,603	—	—	438,915,603
Short-Term Investments (e)	63,180,276	—	—	63,180,276
Total	$536,495,077	$435,560,275	$0	$972,055,352

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.

(e) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2013 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $847,992,235) — including $54,498,593 of securities loaned	$908,875,076
Investment in Daily Assets Fund Institutional (cost $56,535,486)*	56,535,486
Investment in Central Cash Management Fund (cost $6,644,790)	6,644,790
Total investments in securities, at value (cost $911,172,511)	972,055,352
Foreign currency, at value (cost $444,915)	429,165
Receivable for investments sold	23,337,827
Receivable for Fund shares sold	3,215,042
Dividends receivable	2,952,560
Interest receivable	12,549
Foreign taxes recoverable	37,061
Other assets	66,027
Total assets	1,002,105,583
Liabilities
Payable upon return of securities loaned	56,535,486
Payable for investments purchased	26,086,796
Payable for Fund shares redeemed	1,676,121
Accrued management fee	576,460
Accrued Trustees' fees	1,346
Other accrued expenses and payables	858,879
Total liabilities	85,735,088
Net assets, at value	$916,370,495
Net Assets Consist of
Accumulated distributions in excess of net investment income	(17,891,943)
Net unrealized appreciation (depreciation) on: Investments	60,882,841
Foreign currency	(96,718)
Accumulated net realized gain (loss)	(351,188,979)
Paid-in capital	1,224,665,294
Net assets, at value	$916,370,495

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2013 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($676,051,743 ÷ 82,566,467 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.19
Maximum offering price per share (100 ÷ 94.25 of $8.19)	$8.69
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($18,254,012 ÷ 2,227,268 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.20
Class S Net Asset Value, offering and redemption price(a) per share ($101,976,731 ÷ 12,421,972 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.21
Institutional Class Net Asset Value, offering and redemption price(a) per share ($120,088,009 ÷ 14,664,364 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.19

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2013 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $981,023)	$16,529,014
Interest	4,385
Income distributions — Central Cash Management Fund	4,336
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	250,098
Total income	16,787,833
Expenses: Management fee	4,680,246
Administration fee	471,441
Services to shareholders	619,464
Distribution and service fees	932,683
Custodian fee	128,595
Professional fees	55,612
Reports to shareholders	81,230
Registration fees	36,381
Trustees' fees and expenses	18,823
Other	25,890
Total expenses before expense reductions	7,050,365
Expense reductions	(942,881)
Total expenses after expense reductions	6,107,484
Net investment income	10,680,349
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	33,324,725
Foreign currency	(962,188)
32,362,537
Change in net unrealized appreciation (depreciation) on: Investments	(28,527,363)
Foreign currency	(91,304)
(28,618,667)
Net gain (loss)	3,743,870
Net increase (decrease) in net assets resulting from operations	$14,424,219

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations: Net investment income	$10,680,349	$15,032,935
Net realized gain (loss)	32,362,537	36,384,783
Change in net unrealized appreciation (depreciation)	(28,618,667)	160,025,764
Net increase (decrease) in net assets resulting from operations	14,424,219	211,443,482
Distributions to shareholders from: Net investment income: Class A	(1,800,584)	(35,479,265)
Class C	(48,633)	(788,338)
Class S	(271,317)	(5,461,254)
Institutional Class	(321,641)	(8,785,352)
Total distributions	(2,442,175)	(50,514,209)
Fund share transactions: Proceeds from shares sold	172,783,518	168,766,927
Reinvestment of distributions	2,329,965	48,023,795
Payments for shares redeemed	(145,147,763)	(312,710,388)
Redemption fees	4,236	6,025
Net increase (decrease) in net assets from Fund share transactions	29,969,956	(95,913,641)
Increase (decrease) in net assets	41,952,000	65,015,632
Net assets at beginning of period	874,418,495	809,402,863
Net assets at end of period (including accumulated distributions in excess of net investment income of $17,891,943 and $26,130,117, respectively)	$916,370,495	$874,418,495

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$8.09		$6.67	$7.51	$6.73	$5.38	$10.50
Income (loss) from investment operations: Net investment incomea	.09		.13	.10	.13	.13	.16
Net realized and unrealized gain (loss)	.03		1.77	(.70)	.99	1.84	(5.27)
Total from investment operations	.12		1.90	(.60)	1.12	1.97	(5.11)
Less distributions from: Net investment income	(.02)		(.48)	(.24)	(.34)	(.62)	(.00	)***
Return of capital	—		—	—	—	—	(.01)
Total distributions	(.02)		(.48)	(.24)	(.34)	(.62)	(.01)
Redemption fee	.00	***	.00 ***	.00 ***	.00 ***	.00 ***	.00	***
Net asset value, end of period	$8.19		$8.09	$6.67	$7.51	$6.73	$5.38
Total Return (%)b,c	1.52	**	28.68	(7.85)	17.16	36.71	(48.64)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	676		626	549	500	371	226
Ratio of expenses before expense reductions (%)	1.55	*	1.56	1.58	1.67	1.75	1.73
Ratio of expenses after expense reductions (%)	1.35	*	1.36	1.38	1.47	1.44	1.50
Ratio of net investment income (%)	2.22	*	1.73	1.31	1.91	2.22	1.92
Portfolio turnover rate (%)	58	**	94	113	104	114	77
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended December 31,
Class C	Six Months Ended 6/30/13 (Unaudited)		2012		2011	2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$8.13		$6.70		$7.54	$6.75		$5.40		$10.62
Income (loss) from investment operations: Net investment incomea	.06		.07		.04	.08		.10		.09
Net realized and unrealized gain (loss)	.03		1.78		(.70)	.99		1.81		(5.31)
Total from investment operations	.09		1.85		(.66)	1.07		1.91		(5.22)
Less distributions from: Net investment income	(.02)		(.42)		(.18)	(.28)		(.56)		—
Redemption fee	.00	***	.00	***	.00 ***	.00	***	.00	***	.00 ***
Net asset value, end of period	$8.20		$8.13		$6.70	$7.54		$6.75		$5.40
Total Return (%)b,c	1.14	**	27.66		(8.61)	16.19		35.68		(49.15)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18		16		16	23		25		30
Ratio of expenses before expense reductions (%)	2.36	*	2.35		2.40	2.47		2.56		2.49
Ratio of expenses after expense reductions (%)	2.16	*	2.15		2.20	2.25		2.21		2.26
Ratio of net investment income (%)	1.45	*	.94		.48	1.12		1.45		1.16
Portfolio turnover rate (%)	58	**	94		113	104		114		77
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended December 31,
Class S	Six Months Ended 6/30/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$8.11		$6.68	$7.49	$6.71	$5.37	$10.50
Income (loss) from investment operations: Net investment incomea	.10		.15	.11	.14	.14	.18
Net realized and unrealized gain (loss)	.02		1.78	(.68)	.99	1.84	(5.27)
Total from investment operations	.12		1.93	(.57)	1.13	1.98	(5.09)
Less distributions from: Net investment income	(.02)		(.50)	(.24)	(.35)	(.64)	(.03)
Return of capital	—		—	—	—	—	(.01)
Total distributions	(.02)		(.50)	(.24)	(.35)	(.64)	(.04)
Redemption fee	.00	***	.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$8.21		$8.11	$6.68	$7.49	$6.71	$5.37
Total Return (%)b	1.51	**	29.10	(7.45)	17.20	37.13	(48.48)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	102		90	41	118	96	77
Ratio of expenses before expense reductions (%)	1.34	*	1.37	1.60	1.86	1.83	1.87
Ratio of expenses after expense reductions (%)	1.14	*	1.17	1.13	1.35	1.29	1.26
Ratio of net investment income (%)	2.47	*	1.99	1.47	2.02	2.37	2.16
Portfolio turnover rate (%)	58	**	94	113	104	114	77
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended December 31,
Institutional Class	Six Months Ended 6/30/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$8.08		$6.66	$7.50	$6.72	$5.38	$10.49
Income (loss) from investment operations: Net investment incomea	.10		.16	.12	.17	.15	.18
Net realized and unrealized gain (loss)	.03		1.78	(.69)	.99	1.83	(5.25)
Total from investment operations	.13		1.94	(.57)	1.16	1.98	(5.07)
Less distributions from: Net investment income	(.02)		(.52)	(.27)	(.38)	(.64)	(.03)
Return of capital	—		—	—	—	—	(.01)
Total distributions	(.02)		(.52)	(.27)	(.38)	(.64)	(.04)
Redemption fee	.00	***	.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$8.19		$8.08	$6.66	$7.50	$6.72	$5.38
Total Return (%)b	1.64	**	29.21	(7.48)	17.59	37.07	(48.34)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	120		142	168	272	206	158
Ratio of expenses before expense reductions (%)	1.19	*	1.20	1.22	1.20	1.24	1.27
Ratio of expenses after expense reductions (%)	.99	*	1.00	1.02	1.00	1.17	1.26
Ratio of net investment income (%)	2.47	*	2.07	1.62	2.37	2.49	2.16
Portfolio turnover rate (%)	58	**	94	113	104	114	77
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS RREEF Global Real Estate Securities Fund (the "Fund") is a diversified series of DWS Securities Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Class M shares were created especially for former shareholders of DWS RREEF World Real Estate Fund, Inc. in connection with the merger into the Fund, and were not available for additional purchase by shareholders. On February 24, 2012, Class M shares were converted into Class S shares.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2013, the Fund had securities on loan with a gross value of $54,498,593. The value of the related collateral, $56,535,486, exceeded the value of the securities loaned at period end.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2012, the Fund had a net tax basis capital loss carryforward of approximately $362,513,000 of pre-enactment losses, including $29,880,000 inherited from its merger with an affiliated fund in the prior year, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2016 ($112,369,000) and December 31, 2017 ($250,144,000), the respective expiration dates, whichever occurs first, subject to certain limitations under Sections 381-384 of the Internal Revenue Code.

In addition, from November 1, 2012 through December 31, 2012, the Fund elects to defer qualified late year losses of approximatelly $1,444,000 of net long-term realized capital losses and treat them as arising in the fiscal year ending December 31, 2013.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in passive foreign investment companies, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. With respect to the Fund's investment in passive foreign investment companies, for U.S. tax purposes, such investments may, among other things, cause the Fund to recognize and distribute taxable income without a corresponding receipt of cash as a result of recognizing certain unrealized gains at year end as ordinary income that would have otherwise been treated as capital gain upon disposition. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a United States Real Estate Investment Trust ("U.S. REIT") investment based on information provided by the U.S. REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a U.S. REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from U.S. REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends received on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. With respect to the distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, such amounts are included in dividend income without any recharacterization.

Other. Investment transactions are accounted for on the trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Purchases and Sales of Securities

During the six months ended June 30, 2013, purchases and sales of investment securities (excluding short-term investments) aggregated $576,570,506 and $541,191,007, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

Under the Investment Management Agreement, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund's average daily net assets	1.000%
Next $500 million of such net assets	.985%
Next $1 billion of such net assets	.960%
Over $2 billion of such net assets	.945%

RREEF America L.L.C. ("RREEF"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund's portfolio have been delegated to RREEF. DIMA compensates RREEF out of the management fee it receives from the Fund.

Pursuant to investment subadvisory agreements between RREEF and Deutsche Alternatives Asset Management (Global) Limited, Deutsche Asset Management (Hong Kong) Limited and Deutsche Investments Australia Limited (the "sub-subadvisors"), said entities acted as sub-subadvisors to the Fund. Effective May 27, 2013, Deutsche Asset Management (Hong Kong) Limited no longer serves as the sub-subadvisor to the Fund. The Fund's sub-subadvisors are indirect, wholly owned subsidiaries of Deutsche Bank AG. As sub-subadvisors, under the supervision of the Board of Trustees, DIMA and RREEF, the sub-subadvisors manage the Fund's investments in specific foreign markets. The subadvisor pays each sub-subadvisor for its services from the investment advisory fee it receives from the Advisor.

For the period from January 1, 2013 through September 30, 2013, the Advisor has contractually agreed to waive a portion of its management fee in the amount of 0.20% of the Fund's average daily net assets.

Accordingly, for the six months ended June 30, 2013, the Advisor waived a portion of its management fee aggregating $942,881, and the amount charged aggregated $3,737,365, which was equivalent to an annualized effective rate of 0.79% of the Fund's average daily net assets.

For the period from January 1, 2013 through September 30, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class no higher than the following:
Class A	1.44%
Class C	2.19%
Class S	1.29%
Institutional Class	1.19%

Administration Fee. Pursuant to an Administration Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administration Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2013, the Administration Fee was $471,441, of which $75,197 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2013, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2013
Class A	$37,677	$9,396
Class C	4,060	1,626
Class S	20,093	6,735
Institutional Class	2,127	840
	$63,957	$18,597

Distribution and Service Fees. Under the Fund's Class C 12b-1 Plan, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended June 30, 2013, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at June 30, 2013
Class C	$67,751	$11,227

In addition, DIDI provides information and administration services for a fee ("Service Fee") to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2013, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at June 30, 2013	Annualized Effective Rate
Class A	$842,348	$323,173	.24%
Class C	22,584	9,167	.25%
	$864,932	$332,340

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2013 aggregated $4,635.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on a rate of 1% for Class C of the value of the shares redeemed. For the six months ended June 30, 2013, the CDSC for Class C shares aggregated $237. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2013, DIDI received $79 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $8,556, of which $8,413 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in DWS Variable NAV Money Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2013.

E. Real Estate Concentration Risk

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting real estate securities, including REITs, will have a significant impact on the fund's performance. In particular, real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liability or losses owing to environmental problems, falling rents (whether owing to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	16,469,927	$138,705,579	15,893,312	$122,104,168
Class C	422,580	3,609,155	352,214	2,758,269
Class S	2,536,555	21,659,526	2,912,595	22,443,370
Class M*	—	—	25	171
Institutional Class	1,042,911	8,809,258	2,762,910	21,460,949
		$172,783,518		$168,766,927
Shares issued to shareholders in reinvestment of distributions
Class A	227,563	$1,793,196	4,447,805	$35,315,575
Class C	5,466	43,124	86,006	686,325
Class S	25,280	199,713	504,713	4,012,472
Institutional Class	37,301	293,932	1,010,016	8,009,423
		$2,329,965		$48,023,795
Shares redeemed
Class A	(11,488,115)	$(99,080,158)	(25,213,035)	$(191,210,571)
Class C	(205,107)	(1,757,547)	(766,539)	(5,831,833)
Class S	(1,228,647)	(10,460,786)	(3,519,567)	(27,358,817)
Class M*	—	—	(346,903)	(2,464,473)
Institutional Class	(4,016,216)	(33,849,272)	(11,416,260)	(85,844,694)
		$(145,147,763)		$(312,710,388)
Shares converted
Class S	—	$—	5,013,343	$37,200,985
Class M*	—	$—	(5,025,534)	$(37,200,985)
Redemption fees		$4,236		$6,025
Net increase (decrease)
Class A	5,209,375	$41,422,300	(4,871,918)	$(33,785,145)
Class C	222,939	1,895,084	(328,319)	(2,387,239)
Class S	1,333,188	11,398,654	4,911,084	36,298,336
Class M*	—	—	(5,372,412)	(39,665,287)
Institutional Class	(2,936,004)	(24,746,082)	(7,643,334)	(56,374,306)
		$29,969,956		$(95,913,641)

* On February 24, 2012, Class M shares converted into Class S shares.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2013 to June 30, 2013).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2013 (Unaudited)
Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 1/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/13	$1,015.20	$1,011.40	$1,015.10	$1,016.40
Expenses Paid per $1,000*	$6.75	$10.77	$5.70	$4.95
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 1/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/13	$1,018.10	$1,014.08	$1,019.14	$1,019.89
Expenses Paid per $1,000*	$6.76	$10.79	$5.71	$4.96

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS RREEF Global Real Estate Securities Fund	1.35%	2.16%	1.14%	.99%

For more information, please refer to the Fund's prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. RREEF America L.L.C. ("RREEF"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for the fund.
Pursuant to agreements between RREEF and Deutsche Alternatives Asset Management (Global) Limited and Deutsche Investments Australia Limited (the "sub-subadvisors"), these entities act as sub-subadvisors to the fund. The sub-subadvisors, which are indirect, wholly owned subsidiaries of Deutsche Bank AG, act under the supervision of the Board, DIMA and RREEF. RREEF allocates, and reallocates as it deems appropriate, the fund's assets among the sub-subadvisors.
Deutsche Alternatives Asset Management (Global) Limited evaluates stock selections for the European portion of the fund's portfolio. Deutsche Investments Australia Limited evaluates stock selections for the Asian and Australian portions of the fund's portfolio.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	RRGAX	RRGCX	RRGTX	RRGIX
CUSIP Number	23337G 118	23337G 126	23337G 134	23337G 142
Fund Number	456	756	2365	811

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.

Rev. 09/2012

Notes

Notes

Notes

Notes

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DRGRESF-3
(R-028292-2 8/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 29, 2013